Net Income (Loss) per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income (Loss) per Share

Note 13—Net Loss per Share

The weighted-average Common 1 shares outstanding, basic and diluted, which includes the then outstanding warrants to purchase Common 1 shares, was the same for the three and nine months ended September 30, 2019.

Following the Reorganization, the Company calculates net loss per share based on the weighted-average outstanding shares of common stock.

The following is a reconciliation of weighted-average common stock outstanding used in calculating basic net loss per share to weighted-average common stock outstanding used in calculating diluted net loss per share:

Three Months Ended September 30, 2020
Weighted-average common stock outstanding, basic	41,088,261
Add: Effect of dilutive securities
Warrants to purchase shares of common stock (as converted from warrants to purchase Series B-3 Preferred Stock in connection with the closing of the IPO)	663

Weighted-average common stock outstanding, diluted	41,088,924

The weighted-average common stock outstanding, basic and diluted, which includes the then outstanding warrant to purchase shares of common stock that was subsequently exercised in March 2020, was the same for the nine months ended September 30, 2020.

The following table sets forth the outstanding shares of Common 1 or common stock equivalents, presented based on amounts outstanding as of September 30, 2020 and 2019, respectively, that have been excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive, including the preferred shares that were outstanding as of September 30, 2019 that would have been issued under the if-converted method (in shares of Common 1 or common stock equivalents, as applicable):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Series A Preferred Shares	—	768,195	—	768,195
Series B Preferred Shares	—	5,543,400	—	5,543,400
Series C1 Preferred Shares	—	1,508,503	—	1,508,503
Stock options	4,947,106	—	4,947,106	—
Restricted common stock	66,073	—	66,073	—
Restricted stock units	18,200	—	18,200	—

All redeemable convertible and convertible preferred stock, enterprise junior stock and warrants to purchase Series B-3 Preferred Stock, as converted to warrants to purchase common stock in connection with the closing of the IPO, that were outstanding during the nine months ended September 30, 2020 were excluded from the calculation of diluted net loss per share for the nine months ended September 30, 2020 because their inclusion would have been anti-dilutive.

Note 15—Net Income (Loss) per Share

Net Income (Loss) per Share

The following is a reconciliation of weighted-average Common 1 shares outstanding used in calculating basic net income per share, which includes the Common 1 Warrants outstanding, to weighted-average Common 1 shares outstanding used in calculating diluted net loss per share:

YEAR ENDED DECEMBER 31, 2018
Weighted-average Common 1 shares outstanding, basic	2,547,924
Add: Effect of dilutive securities
Series B Preferred Warrants	46,346
Series C1 Preferred Warrant	12,381

Weighted-average Common 1 shares outstanding, diluted	2,606,651

Following the Reorganization, the Company calculates net loss per share based on its outstanding shares of common stock. For the year ended December 31, 2019, the weighted average shares of common stock outstanding includes the weighted average number of Common 1 shares outstanding prior to the Reorganization. The weighted-average common stock outstanding, basic and diluted, which includes the Common Stock Warrant outstanding, was the same for the year ended December 31, 2019.

For the year ended December 31, 2018, the Series A Preferred Warrant and the Preferred Shares under the if-converted method were excluded from the calculation of diluted net loss per share as their impact would have been anti-dilutive. As of December 31, 2018, the Series A Preferred Warrant had expired unexercised.

The following table sets forth the outstanding shares of Common 1 or common stock equivalents, presented based on amounts outstanding as of December 31, 2019, that have been excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive, including the Preferred Stock that would have been issued under the if-converted method (in shares of Common 1 or common stock equivalent shares, as applicable):

YEAR ENDED DECEMBER 31, 2019
Series A Preferred Stock	768,195
Series B-1 Preferred Stock	3,488,407
Series B-2 Preferred Stock	2,054,993
Series C Preferred Stock	1,508,503
Series D Preferred Stock	12,529,125
Stock options	2,091,366
Enterprise junior stock(1)	676,795

(1)

For purposes of determining the conversion ratio for the enterprise junior stock, the Company utilized the fair value per share of common stock of $5.43, which was based on a valuation performed as of December 18, 2019.